Balances and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2014
Balances and Transactions with Related Parties [Abstract]
Schedule of Related Party Balances and Transactions

    A.              Balances with related parties:

	December 31,	December 31,
	2014	2014

	U.S. Dollars

Accounts receivable	101	43
Accounts payable	-	6
Due from affiliated companies	501	233

B.              Transactions with related parties:

	Year Ended December 31,
	2014	2013	2012
		U.S. Dollars

Purchases from Parent and affiliates	93	57	-
Interest income from Parent	24	4	15
Sales to Parent and affiliated companies	297	347	142